Average Annual Total Returns - Morgan Stanley U.S. Government Money Market Trust - Classes R and S - U.S. Government Money Market Trust	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended	526 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025	Dec. 31, 2025 [1]
R
Prospectus [Line Items]
Average Annual Return, Percent	4.00%	3.01%		1.92%	3.40%
S
Prospectus [Line Items]
Average Annual Return, Percent	4.00%	3.02%	2.02%

[1]
*	R Class commenced operations on February 17, 1982 and S Class commenced operations on June 28, 2016.